Property, Plant, and Equipment	12 Months Ended
Dec. 31, 2025
Property, Plant, and Equipment
Property, Plant, and Equipment

(D.4)   Property, Plant, and Equipment

y Depreciation of Property, Plant and Equipment

Property, plant, and equipment are typically depreciated using the straight-line method. Judgment is required in estimating the useful life of the assets. In this assessment we consider, among others, our history with similar assets and current and future changes in technology.

Useful Lives of Property, Plant, and Equipment

Buildings	Predominantly 25 to 50 years
Leased assets and leasehold improvements	Based on the term of the lease contract
Information technology equipment	2 to 6 years
Office furniture	4 to 20 years
Automobiles	4 to 5 years

Property, Plant, and Equipment

				Other Property,	Advance
			Other Property,	Plant, and	Payments and
		Land and	Plant, and	Equipment	Construction
€ millions	Land and Buildings	Buildings Leased	Equipment	Leased	in Progress	Total
12/31/2024	1,501	1,391	1,379	66	156	4,493
12/31/2025	1,497	1,370	1,328	107	195	4,497

Additions
12/31/2024	87	321	549	90	91	1,138
12/31/2025	89	301	480	120	141	1,130

The additions (other than from business combinations) relate primarily to the replacement and purchase of information technology equipment and the construction and leasing of buildings and data centers. For more information about leases, see Note (D.5).